Concentration and risks	12 Months Ended
Dec. 31, 2021
Concentration and risks
Concentration and risks

4. Concentration and risks

(a)          Concentration of customers and suppliers

There were nil, one and two customers accounted for more than 10% of the Group’s total revenues for the years ended December 31, 2019, 2020 and 2021 respectively. There were three customers with relationship with each other in aggregate and one accounted for more than 10%of the Group’s net accounts receivable as of December 31, 2020 and 2021, respectively.

	For the Year
	Ended
	December 31,
Revenues	2019	2020	2021
Customer A	*	*	14%
Customer B	*	14%	11%

	As of
	December 31,
Accounts receivable, net	2020	2021
In aggregate of Customer C,D,E	44%	*
Customer A	*	20%

There were nil, nil and nil suppliers, e.g. advertising agencies, which individually accounted for more than 10% of the Group’s total costs and expenses for the years ended December 31, 2019, 2020 and 2021 respectively. Two and one suppliers individually accounted for more than 10% of the Group’s accounts payable as of December 31, 2020 and 2021 respectively as follows:

	As of
	December 31,
Accounts payable	2020	2021
Supplier I	34%	*
Supplier II	21%	*
Supplier III	*	15%
*	The percentage was below 10% for the period.

(b)         Credit risks

The Group’s credit risk primarily arises from receivables due from its customers, related parties and other parties. The maximum exposure of such assets to credit risk is the assets’ carrying amounts as of the balance sheet dates. The Group believes that there is no significant credit risk associated with amount due from related parties. Receivables due from customers are typically unsecured in the PRC and the credit risk with respect to which is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

(c)          Foreign currency risk

The Group’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.